17. Discontinued Operations (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Revenues		$ 71,667
Cost of revenues
Gross profit		71,667
Operating expenses		171,892
Interest expense		33,365
Net loss attributed to non-controlling interests		(6,679)
Total expenses		198,578
Net Loss	$ 0	$ (126,911)